Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 298,263	$ 139,206
ECL coverage	0.37%	0.22%
Total on- and off-balance sheet	$ 866,308	$ 538,065
Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 273,367	$ 128,833
ECL coverage	0.12%	0.15%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,473	$ 6,801
ECL coverage	0.04%	0.08%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,694	$ 10,662
ECL coverage	0.07%	0.06%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 17,167	$ 17,463
ECL coverage	0.06%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 69,896	$ 34,829
ECL coverage	0.28%	0.27%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 13,944	$ 7,872
ECL coverage	0.59%	0.47%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 83,840	$ 42,702
ECL coverage	0.33%	0.30%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 80,390	$ 13,609
ECL coverage	0.01%	0.01%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 10,074	$ 10,458
ECL coverage	0.08%	0.10%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 3,487	$ 2,354
ECL coverage	0.03%	0.04%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2,669
ECL coverage	0.13%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 134
ECL coverage	0.06%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 22,842	$ 25,378
ECL coverage	0.01%	0.05%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 52,765	$ 16,869
ECL coverage	0.04%	0.12%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 172,360	$ 68,668
ECL coverage	0.03%	0.07%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%
Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.13%
Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.08%
Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.06%
Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%
Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.26%	0.25%
Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.48%	0.41%
Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.28%
Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.01%
Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.10%
Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.04%
Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.13%
Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%
Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.05%
Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.08%
Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.06%
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	31.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 290,012	$ 134,410
ECL coverage	0.06%	0.06%
Total on- and off-balance sheet	$ 828,495	$ 512,129
Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 265,117	$ 124,037
ECL coverage	0.07%	0.09%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,271	$ 6,560
ECL coverage	0.04%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,300	$ 10,064
ECL coverage	0.06%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 16,571	$ 16,624
ECL coverage	0.05%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 65,013	$ 32,446
ECL coverage	0.17%	0.16%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 12,788	$ 7,337
ECL coverage	0.30%	0.29%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 77,800	$ 39,782
ECL coverage	0.19%	0.18%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 80,235	$ 13,609
ECL coverage	0.00%	0.01%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 9,604	$ 9,932
ECL coverage	0.06%	0.08%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 3,464	$ 2,346
ECL coverage	0.03%	0.04%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2,663
ECL coverage	0.13%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 134
ECL coverage	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 22,378	$ 25,148
ECL coverage	0.01%	0.04%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 52,268	$ 16,596
ECL coverage	0.02%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 170,745	$ 67,630
ECL coverage	0.01%	0.04%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 7,572	$ 4,562
ECL coverage	1.41%	1.05%
Total on- and off-balance sheet	$ 30,265	$ 22,958
Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 7,572	$ 4,562
ECL coverage	1.35%	1.22%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 176	$ 226
ECL coverage	0.22%	0.29%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 394	$ 599
ECL coverage	0.33%	0.22%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 570	$ 824
ECL coverage	0.30%	0.24%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4,612	$ 2,259
ECL coverage	1.51%	1.47%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 842	$ 456
ECL coverage	3.24%	2.30%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 5,454	$ 2,715
ECL coverage	1.77%	1.61%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 120	$ 0
ECL coverage	0.01%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 467	$ 522
ECL coverage	0.36%	0.35%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 23	$ 8
ECL coverage	0.51%	0.36%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 6
ECL coverage	0.49%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 464	$ 230
ECL coverage	0.08%	1.57%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 468	$ 264
ECL coverage	0.28%	1.70%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,549	$ 1,024
ECL coverage	0.23%	0.97%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 678	$ 234
ECL coverage	30.67%	21.57%
Total on- and off-balance sheet	$ 7,547	$ 2,978
Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 678	$ 234
ECL coverage	7.04%	9.08%
Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 26	$ 15
ECL coverage	0.81%	0.40%
Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 26	$ 15
ECL coverage	0.81%	0.40%
Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 271	$ 125
ECL coverage	5.28%	6.28%
Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 315	$ 80
ECL coverage	5.32%	6.26%
Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 586	$ 205
ECL coverage	5.30%	6.27%
Lifetime expected credit losses | Stage 3 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 35	$ 1
ECL coverage	23.30%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 3	$ 4
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 29	$ 9
ECL coverage	29.45%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 67	$ 14
ECL coverage	24.70%	59.21%